Equity (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Equity Abstract
Schedule of share capital

	12.31.2025	12.31.2024
Common shares	7,442,231,382	7,442,454,142
Preferred shares	5,446,501,379	5,602,042,788
Subscribed and fully paid shares	12,888,732,761	13,044,496,930

Schedule of composition of the other comprehensive income

	2025	2024
Actuarial losses on defined benefit pension plans	(15,728)	(12,975)
Share of other comprehensive income (loss) in equity-accounted investments	(681)	(927)
Unrealized losses on cash flow hedge - highly probable future exports	(13,845)	(20,360)
Translation adjustments	(75,027)	(75,208)
Total	(105,281)	(109,470)

Schedule of changes in the profit reserves

	Legal (1)	R&D reserve (2)	Capital remuneration	Tax incentives	Profit retention	Additional dividends proposed	Total
Balance at January 1, 2024	12,846	3,397	8,428	1,998	43,038	2,934	72,641
Additional dividends proposed	−	−	(4,244)	−	−	(2,934)	(7,178)
Transfer to reserves	−	−	−	130	−	−	130
Dividends	−	−	(4,184)	−	(1,440)	1,477	(4,147)
Balance at December 31, 2024	12,846	3,397	−	2,128	41,598	1,477	61,446

Balance at January 1, 2025	12,846	3,397	−	2,128	41,598	1,477	61,446
Cancellation of treasury shares	−	−	−	−	(1,116)	−	(1,116)
Additional dividends proposed	−	−	−	−	−	(1,477)	(1,477)
Transfer to reserves	−	−	−	148	12,132	−	12,280
Dividends	−	−	−	−	−	1,467	1,467
Balance at December 31, 2025	12,846	3,397	−	2,276	52,614	1,467	72,600
(1) In 2025, no appropriation was made to this reserve, as it had reached its legal limit.
(2) In 2025, no appropriation was made to this reserve, as it had reached the limit established in the Company’s bylaws.

Schedule of proposed remuneration to the shareholders

	2025	2024
Dividends and interest on capital	7,507	13,076
Share repurchase program (1)	−	381
Total capital remuneration reserve	7,507	13,457
(1) Excludes transaction costs on the repurchase of shares.

Schedule of anticipation of dividends

	Date of approval by the Board of Directors	Date of record	Amount per common and preferred share	Amount
Interim dividends and interest on capital - 1st quarter of 2025	05.12.2025	06.02.2025	0.1600	2,062
Interim dividends and interest on capital - 2nd quarter of 2025	08.07.2025	08.21.2025	0.1230	1,585
Interim dividends and interest on capital - 3rd quarter of 2025	11.06.2025	12.22.2025	0.1765	2,275
Total anticipated remuneration to the shareholders of Petrobras			0.4595	5,922
Update by the SELIC interest rate (1)			0.0092	118
Total anticipated dividends			0.4687	6,040
(1) The amount of update by the SELIC interest rate on capital per share was calculated based on shares outstanding on December 31, 2025.

Schedule of dividend payable

	2025	2024
Consolidated opening balance of dividends payable	2,657	3,539
Opening balance of dividends payable to non-controlling shareholders	19	38
Opening balance of dividends payable to shareholders of Petrobras	2,638	3,501
Additions relating to complementary dividends	1,477	7,178
Additions relating to anticipated dividends	5,922	11,493
Payments made	(8,114)	(18,327)
Indexation to the Selic interest rate	149	385
Transfers to unclaimed dividends	(27)	(64)
Withholding income taxes over interest on capital and indexation to the Selic interest rate (1)	(384)	(383)
Translation adjustment	414	(1,145)
Closing balance of dividends payable to shareholders of Petrobras	2,075	2,638
Closing balance of dividends payable to non-controlling shareholders	20	19
Consolidated closing balance of dividends payable	2,095	2,657
(1) Includes US$ 2 over dividends approved in 2024 and US$ 367 over dividends approved in 2025, as well as US$ 15 over the updated by the Selic interest rate of dividends paid in 2025.

Schedule of unclaimed dividends

	2025	2024
Changes in unclaimed dividends
Opening balance	276	337
Prescription	(153)	(54)
Transfers from dividends payable	27	64
Translation adjustment	37	(71)
Closing Balance	187	276

Schedule of unclaimed dividends uninformed by shareholders

12.31.2025
Expectation of prescription of unclaimed dividends
2026	74
2027	78
2028	35
187

Schedule of earnings per share

		2025			2024			2023
	Common	Preferred	Total	Common	Preferred	Total	Common	Preferred	Total
Net income attributable to shareholders of Petrobras	11,337	8,297	19,634	4,343	3,185	7,528	14,221	10,663	24,884
Weighted average number of outstanding shares	7,442,231,382	5,446,501,379	12,888,732,761	7,442,231,382	5,456,530,746	12,898,762,128	7,442,231,382	5,580,057,862	13,022,289,244
Basic and diluted earnings per share - in U.S. dollars	1.52	1.52	1.52	0.58	0.58	0.58	1.91	1.91	1.91
Basic and diluted earnings per ADS equivalent - in U.S. dollars (1)	3.04	3.04	3.04	1.16	1.16	1.16	3.82	3.82	3.82
(1) Petrobras' ADSs are equivalent to two shares.